Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year		647		156
Provision for the year	23	140	2,276
Reversal of bad debt expense
Write-off of accounts receivable		(600)	(1,629)	(156)
Balance at the end of the year		187	647